CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	2027 Notes	Common Stock	Capital in Excess of Par Value	Capital in Excess of Par Value Cumulative Effect, Period of Adoption, Adjustment	Capital in Excess of Par Value Cumulative Effect, Period of Adoption, Adjusted Balance	Capital in Excess of Par Value 2027 Notes	(Accumulated Deficit) Retained Earnings	(Accumulated Deficit) Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	(Accumulated Deficit) Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Accounting Standards Update [Extensible Enumeration]	us-gaap:AccountingStandardsUpdate202006Member
Balance (in shares) at Dec. 31, 2020					22,983,000
Balance at Dec. 31, 2020	$ 188,405				$ 459	$ 243,575				$ (46,706)			$ (3,936)	$ (4,987)
Treasury stock (in shares) at Dec. 31, 2020														1,066,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon the exercise of stock options (in shares)					105,000
Issuance of common stock upon the exercise of stock options	1,156				$ 2	1,154
Net issuance of restricted stock awards (in shares)					2,000
Net issuance of restricted stock units (in shares)					176,000
Net issuance of restricted stock units	372				$ 4	368
Issuance of restricted stock for acquisition (in shares)					1,493,000
Issuance of restricted stock for acquisition	110,219				$ 30	110,189
Treasury stock acquired from employees upon exercise of stock options (in shares)														115,000
Treasury stock acquired from employees upon exercise of stock options	(5,958)													$ (5,958)
Stock-based compensation	14,615					14,615
Proceeds from public share offering, net of issuance costs (in shares)					3,335,000
Proceeds from public share offering, net of issuance costs	208,172			$ 62,931	$ 67	208,105			$ 62,931
Foreign currency translation adjustments	232												232
Net loss	(75,799)									(75,799)
Balance (in shares) at Dec. 31, 2021					28,094,000
Balance at Dec. 31, 2021	504,345	$ (80,036)	$ 424,309		$ 562	640,937	$ (66,656)	$ 574,281		(122,505)	$ (13,380)	$ (135,885)	(3,704)	$ (10,945)
Treasury stock (in shares) at Dec. 31, 2021														1,181,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon the exercise of stock options (in shares)					133,000
Issuance of common stock upon the exercise of stock options	1,286				$ 3	1,283
Net issuance of restricted stock awards (in shares)					200,000
Net issuance of restricted stock awards	1				$ 2	(1)
Issuance of restricted stock for acquisition (in shares)					163,000
Issuance of restricted stock for acquisition	6,300				$ 3	6,297
Treasury stock acquired from employees upon exercise of stock options (in shares)														90,000
Treasury stock acquired from employees upon exercise of stock options	(3,148)													$ (3,148)
Stock-based compensation	13,426					13,426
Foreign currency translation adjustments	2,339												2,339
Net loss	$ (69,319)									(69,319)
Balance (in shares) at Dec. 31, 2022	27,319,045				28,590,000
Balance at Dec. 31, 2022	$ 375,194				$ 570	595,286				(205,204)			(1,365)	$ (14,093)
Treasury stock (in shares) at Dec. 31, 2022	1,270,522													1,271,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon the exercise of stock options (in shares)	97,000				96,000
Issuance of common stock upon the exercise of stock options	$ 1,069				$ 2	1,067
Net issuance of restricted stock awards (in shares)					203,000
Net issuance of restricted stock awards	2				$ 2
Issuance of common stock for conversion of 2024 Notes (in shares)					497,000
Issuance of common stock for conversion of 2024 Notes	14,384				$ 10	14,374
Treasury stock acquired from employees upon exercise of stock options (in shares)														85,000
Treasury stock acquired from employees upon exercise of stock options	(2,685)													$ (2,685)
Stock-based compensation	14,427					14,427
Foreign currency translation adjustments	426												426
Net loss	$ (69,752)									(69,752)
Balance (in shares) at Dec. 31, 2023	28,029,915				29,386,000
Balance at Dec. 31, 2023	$ 333,065				$ 584	$ 625,154				$ (274,956)			$ (939)	$ (16,778)
Treasury stock (in shares) at Dec. 31, 2023	1,356,319													1,356,000